Note 10 - Retirement Plans - Assumptions Used to Measure (Details)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Discount rate - projected benefit obligation	3.81%	3.43%
Rate of compensation increase	3.00%	3.00%
Discount rate - benefit obligations	3.43%	3.69%
Discount rate - interest cost	2.68%	3.30%
Discount rate - service cost	3.75%	3.87%
Expected return on plan assets	5.00%	7.25%
Rate of compensation increase	3.00%	3.00%